Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Popular related securities	0%	5%
Cash and cash equivalents	0%	100%

	2017					2016
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government and its agencies	$-	$130,721	$-	$7,566	$138,287	$-	$108,572	$-	$6,731	$115,303
Corporate bonds and debentures	-	283,947	-	7,858	291,805	-	171,632	-	6,856	178,488
Equity securities - Common Stocks	123,052	-	-	-	123,052	134,015	-	-	-	134,015
Equity securities - ETF's	54,110	49,779	-	-	103,889	62,524	75,801	-	-	138,325
Foreing commingled trust funds	-	-	-	74,013	74,013	-	-	-	70,589	70,589
Mutual fund	-	4,510	-	-	4,510	-	13,910	-	-	13,910
Mortgage-backed securities	-	4,539	-	-	4,539	-	4,786	-	-	4,786
Private equity investments	-	-	182	-	182	-	-	336	-	336
Cash and cash equivalents	22,686	-	-	-	22,686	38,158	-	-	-	38,158
Accrued investment income	-	-	4,576	-	4,576	-	-	3,219	-	3,219
Total assets	$199,848	$473,496	$4,758	$89,437	$767,539	$234,697	$374,701	$3,555	$84,176	$697,129

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2017	2016
Balance at beginning of year	$3,555	$2,093
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	-
Purchases, sales, issuance, settlements, paydowns and maturities (net)	1,203	1,462
Balance at end of year	$4,758	$3,555

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
(In thousands, except number of shares information)	2017	2016
Shares of Popular, Inc. common stock	149,127	145,637
Fair value of shares of Popular, Inc. common stock	$5,293	$6,382
Dividends paid on shares of Popular, Inc. common stock held by the plan	$132	$22

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$736,082	$736,140	$42,576	$40,773
Interest cost	24,479	25,166	1,410	1,392
Actuarial (gain) loss	49,731	12,219	2,394	2,533
Benefits paid	(37,612)	(37,443)	(2,072)	(2,122)
Benefit obligation at end of year	$772,680	$736,082	$44,308	$42,576
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$665,235	$612,283	$31,894	$32,131
Actual return on plan assets	89,008	30,395	4,849	1,480
Employer contributions	16,000	60,000	237	405
Benefits paid	(37,612)	(37,443)	(2,072)	(2,122)
Fair value of plan assets at end of year	$732,631	$665,235	$34,908	$31,894
Amounts recognized in accumulated other comprehensive loss:
Net loss	$276,839	$295,589	$13,488	$15,577
Accumulated other comprehensive loss (AOCL)	$276,839	$295,589	$13,488	$15,577
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(70,847)	$(123,857)	$(10,682)	$(8,642)
Amount recognized in AOCL at beginning of year, pre-tax	295,589	294,792	15,577	13,699
Amount prepaid at beginning of year	224,742	170,935	4,895	5,057
Net periodic benefit income (cost)	(3,952)	(6,193)	(1,044)	(567)
Contributions	16,000	60,000	237	405
Amount prepaid at end of year	236,790	224,742	4,088	4,895
Amount recognized in AOCL	(276,839)	(295,589)	(13,488)	(15,577)
Net (liabilities) assets at end of year	$(40,049)	$(70,847)	$(9,400)	$(10,682)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Current liabilities	$-	$-	$232	$234
Non-current liabilities	40,049	70,847	9,168	10,448

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plan		Benefit restoration plans
(In thousands)	2017	2016	2017	2016
Projected benefit obligation	$772,680	$736,082	$44,308	$42,576
Accumulated benefit obligation	772,680	736,082	44,308	42,576
Fair value of plan assets	732,631	665,235	34,908	31,894

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	Pension plan		Tax qualified restoration plans		Benefit restoration plans
	2017	2016	2017	2016	2017	2016
Discount rate	3.56%	4.02%	3.54%	3.98%	3.55%	3.99%

Schedule of Assumptions Used [Table Text Block]
	Pension plan			Benefit restoration plans
	2017	2016	2015	2017	2016	2015
Discount rate for benefit obligation	4.02%	4.27%	3.90%	3.98% / 3.99%	4.23% / 4.20%	3.90%
Discount rate for interest cost	3.42%	3.52%	3.90%	3.40% / 3.35%	3.51% / 3.39%	3.90%
Expected return on plan assets	6.50%	6.88%	7.00%	6.50%	6.88%	7.00%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2018
Pension plan	$-
Benefit restoration plans	$235

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of the year	$162,365	$165,999
Service cost	1,026	1,156
Interest cost	5,703	6,021
Benefits paid	(5,357)	(6,509)
Actuarial (gain) loss	6,983	$(4,302)
Benefit obligation end of year	$170,720	162,365
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(3,470)	$(7,270)
Net loss	27,549	21,135
Accumulated other comprehensive loss	$24,079	$13,865
Reconciliation of net liability:
Net liability at beginning of year	$(162,365)	$(165,999)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	13,865	15,466
Amount accrued at beginning of year	(148,500)	(150,533)
Net periodic benefit cost	(3,498)	(4,476)
Contributions	5,357	6,509
Amount accrued at end of year	(146,641)	(148,500)
Amount recognized in accumulated other comprehensive loss	(24,079)	(13,865)
Net liability at end of year	$(170,720)	$(162,365)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2017	2016
Current liabilities	$6,202	$6,328
Non-current liabilities	164,518	156,037

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
Weighted average assumptions used to determine benefit obligation at years ended December 31:	2017	2016
Discount rate for benefit obligation	3.62%	4.10%
Initial health care cost trend rate	5.50%	6.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2017	2016	2015
Discount rate for benefit obligation	4.10%	4.37%	4.00%
Discount rate for service cost	4.30%	4.63%	4.00%
Discount rate for interest cost	3.58%	3.70%	4.00%
Initial health care cost trend rate	6.00%	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	December 31, 2017
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$191	$(254)
Effect on accumulated postretirement benefit obligation at year end	$5,328	$(7,571)

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plan		Benefit restoration plans
	2017	2016	2017	2016
Accumulated other comprehensive loss at beginning of year	$295,589	$294,792	$15,577	$13,699
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(20,215)	(19,521)	(1,644)	(1,328)
Occurring during the year:
Net actuarial (gains) losses	1,465	20,318	(445)	3,206
Total (decrease) increase in AOCL	(18,750)	797	(2,089)	1,878
Accumulated other comprehensive loss at end of year	$276,839	$295,589	$13,488	$15,577

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
Net actuarial loss	$18,863	$1,398

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2018	$39,537	$2,198
2019	40,130	2,283
2020	40,691	2,354
2021	41,198	2,417
2022	41,614	2,453
2023 - 2027	211,287	12,967

Schedule of Net Funded Status
	Pension Plan		Benefit Restoration Plan
(In thousands)	2017	2016	2017	2016
Benefit obligation at end of year	$(772,680)	$(736,082)	$(44,308)	$(42,576)
Fair value of plan assets at end of year	732,631	665,235	34,908	31,894
Funded status at year end	$(40,049)	$(70,847)	$(9,400)	$(10,682)

Schedule Of Net Benefit Costs Table Text Block
	Pension plan			Benefit restoration plans
(In thousands)	2017	2016	2015	2017	2016	2015
Interest cost	$24,479	$25,166	$29,613	$1,410	$1,392	$1,630
Expected return on plan assets	(40,742)	(38,493)	(44,225)	(2,010)	(2,153)	(2,359)
Recognized net actuarial loss	20,215	19,521	17,860	1,644	1,328	1,244
Net periodic benefit (credit) cost	$3,952	$6,194	$3,248	$1,044	$567	$515

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2017	2016
Accumulated other comprehensive (income) loss at beginning of year	$13,865	$15,466
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	3,800
Amortization of actuarial losses	(569)	(1,099)
Occurring during the year:
Net actuarial (gains) losses	6,983	(4,302)
Total increase (decrease) in accumulated other comprehensive loss	10,214	(1,601)
Accumulated other comprehensive (income) loss at end of year	$24,079	$13,865

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2018
Net prior service credit	$(3,470)
Net actuarial loss	$1,283

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
(In thousands)	2017	2016
Projected benefit obligation	$170,720	$162,365
Accumulated benefit obligation	170,720	162,365
Fair value of plan assets	-	-

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2018	$6,259
2019	6,524
2020	6,763
2021	7,024
2022	7,263
2023 - 2027	39,915

Schedule of Net Funded Status
(In thousands)	2017	2016
Benefit obligation at end of year	$(170,720)	$(162,365)
Fair value of plan assets at end of year	-	-
Funded status at year end	$(170,720)	$(162,365)

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2017	2016	2015
Service cost	$1,026	$1,156	$1,470
Interest cost	5,703	6,021	6,356
Amortization of prior service credit	(3,800)	(3,800)	(3,800)
Recognized net actuarial loss (gain)	569	1,099	996
Net periodic benefit cost	$3,498	$4,476	$5,022